Consolidated Statement of Equity and Partners' Capital (USD $) In Thousands		Total		Parent Net Investment	Common Units	Subordinated Units	General Partner Units	Noncontrolling Interests
Balance at Dec. 31, 2008	[1]	$ 1,554,790		$ 833,819	$ 368,050	$ 275,917	$ 10,988	$ 66,016
Net income		126,495	[2]	44,827	37,035	32,945	1,428	10,260
Issuance of common and general partner units, net of offering expenses		122,539			120,080		2,459
Contributions from noncontrolling interest owners		40,262		20,544				19,718
Distributions to noncontrolling interest owners		(7,998)		(2,926)				(5,072)
Distributions to unitholders		(70,066)			(36,025)	(32,640)	(1,401)
Acquisition from affiliates		(101,451)		(112,744)	11,068		225
Net pre-acquisition contributions from (distributions to) Parent		(36,505)		(36,505)
Non-cash equity-based compensation and other		(248)		2,354	(2,978)	349	27
Balance at Dec. 31, 2009	[1]	1,627,818		749,369	497,230	276,571	13,726	90,922
Net income		157,197	[2]	32,061	68,410	42,654	3,067	11,005
Issuance of common and general partner units, net of offering expenses		345,803			338,483		7,320
Contributions from noncontrolling interest owners		2,053						2,053
Distributions to noncontrolling interest owners		(13,222)						(13,222)
Distributions to unitholders		(94,194)			(55,108)	(36,885)	(2,201)
Acquisition from affiliates		(734,780)		(684,487)	(49,662)		(631)
Net pre-acquisition contributions from (distributions to) Parent		44,335		44,335
Contribution of other assets from Parent		10,715			10,500		215
Elimination of net deferred tax liabilities		214,464	[2]	214,464
Non-cash equity-based compensation and other		1,840		1,219	864	44	9	(296)
Balance at Dec. 31, 2010	[1]	1,562,029	[3]	356,961	810,717	282,384	21,505	90,462
Net income		188,346	[2]	34,084	110,542	21,018	8,599	14,103
Conversion of subordinated units to common units	[4]				272,222	(272,222)
Issuance of common and general partner units, net of offering expenses		335,317			328,345		6,972
Contributions from noncontrolling interest owners		33,637						33,637
Distributions to noncontrolling interest owners		(17,478)						(17,478)
Distributions to unitholders		(140,118)			(102,091)	(31,180)	(6,847)
Acquisition from affiliates		(25,000)		(92,666)	66,313		1,353
Contributions of Equity Based Compensation From Parent		9,666			9,472		194
Net pre-acquisition contributions from (distributions to) Parent		(50,851)		(50,851)
Elimination of net deferred tax liabilities		22,072	[2]	22,072
Non-cash equity-based compensation and other		(314)			(267)		(47)
Balance at Dec. 31, 2011	[1]	$ 1,917,306	[3]	$ 269,600	$ 1,495,253		$ 31,729	$ 120,724

[1]	Financial information as of December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information as of December 31, 2010, 2009, and 2008, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.
[2]	Financial information for the year ended December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information for the years ended December 31, 2010 and 2009, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.
[3]	Financial information as of December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information as of December 31, 2010, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.
[4]	All subordinated units were converted to common units on a one-for-one basis on August 15, 2011. See Note 4.